CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

June 27, 2013

CERTAIN PORTIONS OF THIS LETTER HAVE BEEN OMITTED FROM THE VERSION FILED VIA EDGAR. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. INFORMATION THAT WAS OMITTED IN THE EDGAR VERSION HAS BEEN NOTED IN THIS LETTER WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[***]”.

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Barbara C. Jacobs
Jan Woo
Kathleen Collins
Melissa Kindelan

Re:	FireEye, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted May 14, 2013
CIK No. 0001370880

Ladies and Gentlemen:

On behalf of our client, FireEye, Inc. (“FireEye” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated June 10, 2013 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). We are concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing to the Staff by overnight delivery copies of this letter as well as both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on May 14, 2013.

Because of the commercially sensitive nature of information contained herein, this submission is accompanied by a request for confidential treatment for selected portions of this letter. The Company has filed a separate letter with the Office of Freedom of Information and Privacy Act Operations in connection with the confidential treatment request, pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83. For the Staff’s reference, we have enclosed a copy of the Company’s letter to the Office of Freedom of Information and Privacy Act Operations, as well as a copy of this correspondence, marked to show the portions redacted from the version filed via EDGAR and for which the Company is requesting confidential treatment.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except for page references appearing in the headings and Staff comments below (which are references to the original Registration Statement submitted on May 14, 2013), all page references herein correspond to the page of the revised draft of the Registration Statement.

General

1.	We note a few news articles in April 2013 reporting that you intended to file a registration statement. For example, see Telis Demos, FireEye Taps Banks for IPO, April 26, 2013 (available at http://blogs.wsj.com/moneybeat/2013/04/26/fireeye-taps-banks-for-ipo/). We note the article describes the company is seeking a valuation of at least $1 billion and is led by Morgan Stanley, Goldman Sachs Group, JPMorgan Chase & Co. and Barclays PLC. The sources for this information are cited as “people familiar with the decision.”

As this report has occurred prior to the public filing of your registration statement, please provide us with your analysis as to whether you believe this report and subsequent reports comport with the requirements of Section 5(c) of the Securities Act of 1933. Your analysis should indicate the steps you have performed to keep matters relating to any submission about your offering confidential.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

We respectfully advise the Staff that the Company is aware of and has made every effort to comply with the requirements of Section 5(c) of the Securities Act of 1933, as amended (the “Act”). To that end, we note the following:

•

First, after having conducted an internal review, the Company does not believe that any of the sources cited in the referenced news article were in any way affiliated with the Company, its legal counsel or any other advisors. The Company has not authorized anyone to speak on its behalf regarding the offering contemplated by the Registration Statement (the “Offering”), and at no time was the Company advised of, asked to review or asked to comment on the statements before they were published. If the Company had been given the opportunity to do so, the Company assures the Staff that it would have disclaimed any such statements and asked that they not be published.

•

Second, the Company has not publicly acknowledged the submission of the Registration Statement. We note that the Company did not elect to issue a press release in compliance with Rule 135 of the Act with respect to the Registration Statement for this reason. The only parties with whom the Company has confidentially discussed the Company’s entry into the registration process are the Company’s Board of Directors, the seven underwriters, outside counsel for the Company and the underwriters, the Company’s independent auditors, other third-party consultants who support the Company’s finance department (all of whom have executed a written confidentiality agreement), and the other four investment banks that were interviewed by the Company but were ultimately not chosen to serve as underwriters. Each of these parties understands the restrictions on publicity for registered offerings. We further note that in order to be considered to be a part of the proposed syndicate, each investment bank was required to execute a written confidentiality agreement.

•

Third, as soon as the Company selected its underwriters for the proposed Offering, it deemed itself to be “in registration.” At such time, a number of internal measures were put in place by the Company’s management team, under the direction of Ms. Alexa King, the Company’s General Counsel, and Mr. Richard Meamber, the Company’s Legal Director, Corporate Securities, including the following:

•

All press releases are embargoed until they have been reviewed by Ms. King as well as by both the Company’s and the underwriters’ outside counsel. Since the fall of 2012, Ms. King has personally reviewed all press releases before issuance.

•	Any requests for employees of the Company to speak at outside conferences must be pre-approved by legal counsel.

•

On multiple occasions, Ms. King and the Company’s outside counsel met with the Company’s management team and Board of Directors to review the steps that the Company put in place to manage publicity matters while in registration.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

•	The Company reviewed and revised its external website to ensure compliance with Section 5(c) of the Act.

As described in the Registration Statement, competition in the IT security industry is intense, and many of the Company’s primary competitors are much larger and more established. Given the critical importance of IT security to the enterprises and organizations that comprise the Company’s customers and prospective customers, customers often are reluctant to consider a solution provider that is not established or that does not have sufficient “brand recognition.” Consequently, the Company has of necessity sought to establish itself as a market leader by publishing product and industry-related information to improve its brand recognition, and its executives have spoken at industry conferences or commented on press articles or stories relating to security breaches. These activities sometimes result in speculation about the Company that the Company cannot control and which are often inaccurate. These marketing efforts began in August 2011, well before the registration process. As a result, the Company has achieved some broader market awareness, even as a private company. The Company’s Chief Executive Officer, David DeWalt, has been an IT security industry executive for many years, most recently as Chief Executive Officer of McAfee, and has served as an executive officer or member of the board of directors of numerous public companies, including but not limited to EMC (Executive Vice President, EMC Software Group and President of the Documentum and Legato Software divisions), Polycom (Chairman), and Delta Airlines (Director). Mr. DeWalt is also a member of President Obama’s National Security Telecommunications Advisory Committee. Because of these credentials and Mr. DeWalt’s standing in the IT security industry, the media coverage of the Company began to increase substantially after Mr. DeWalt joined the Company as Chairman of the Board of Directors in May 2012.

Finally, we supplementally advise the Staff that the Company currently anticipates launching the Offering in September 2013, and in the meantime, the Company will continue to vigilantly observe its obligations to comply with Section 5(c) of the Act with respect to the potential Offering.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

We supplementally advise the Staff that neither the Company nor anyone authorized on its behalf has presented any written communications to potential investors in reliance on Section 5(d) of the Act. We also advise the Staff that there are no research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Act by any broker or dealer that is participating or will participate in the proposed Offering. To the extent that any such written materials or research reports may in the future be presented to potential investors or published or distributed, as the case may be, we will provide copies of such written materials and research reports to the Staff.

3.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

We acknowledge the Staff’s comment that the price range will affect disclosure throughout the prospectus, and we will either update the prospectus or advise the Staff supplementally as soon as such information is available. We appreciate the Staff’s willingness to review the revised Registration Statement without a price range and acknowledge that the Staff may have additional comments when the Company provides the Staff with a preliminary price range and includes price-based information in the Registration Statement.

4.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of these materials, we may have further comments. Please refer to Question 101.02 of our Compliance and Disclosure Interpretations relating to Securities Act Forms available on our website.

In response to the Staff’s comment, we advise the Staff that the revised Registration Statement contains the artwork to be included in the prospectus. We acknowledge that the Staff may have comments on such materials.

5.	Please include updated financial statements pursuant to Rule 3-12 of Regulation S-X, and as applicable update the remainder of the filing accordingly.

In response to the Staff’s comment, we have revised the Registration Statement to include updated financial statements and related disclosures in the Registration Statement pursuant to Rule 3-12 of Regulation S-X.

Prospectus Summary

6.	Please consider balancing your discussion of the increase in subscription and services revenue by disclosing in the last paragraph of the Overview section on page 2 the percentage of revenue derived from the sale of products and stating whether any portion of the product revenue is recurring.

In response to the Staff’s comment, we have revised the last paragraph of the Overview section of the Prospectus Summary to disclose the percentage of the Company’s revenue derived from the sale of products. See page 2 of the Registration Statement. In addition, we supplementally advise the Staff that no portion of the Company’s product revenue is recurring.

7.	Please provide support for the assertion that you are “a leader in protecting organizations against the new breed of cyber attacks” and that your “technology is recognized as best of breed.”

In response to the Staff’s comment, we have revised the references regarding the Company’s technology being recognized as best of breed, to instead be references to the Company’s technology being recognized as innovative. In addition, we are supplementally providing the Staff, pursuant to Rule 418 of Regulation C promulgated under the Act, under separate cover, support for the original statement that the Company is “a leader in protecting organizations against the new breed of cyber attacks” and the revised statement that the Company’s “technology is recognized as innovative.”

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

8.	With respect to all third-party statements in your prospectus — such as market data by IDC and Gartner — please provide us with the relevant portion of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you or in connection with the offering.

In response to the Staff’s comment, we are supplementally providing the Staff, pursuant to Rule 418 of Regulation C promulgated under the Act, under separate cover, with the relevant portions of the industry research reports cited in the Registration Statement. To expedite the Staff’s review, we have marked each source to highlight the applicable portion or section containing the statistic and cross-referenced it to the appropriate location in the Registration Statement. We further advise the Staff that none of the cited industry research reports was prepared for the Company or prepared in anticipation of, or in connection with, the proposed Offering.

Risks Associated With Our Business, page 7

9.	Please disclose in the prospectus summary the amount that your officers, directors, and key employees will continue to own after the offering and disclose that these stockholders will continue to have significant influence in determining corporate transactions of the company. This appears to be key information regarding the corporate control of your company that should be disclosed prominently.

In response to the Staff’s comment, we have revised the disclosure on page 7 of the Registration Statement to disclose (i) the amount of outstanding Company capital stock that the Company’s executive officers, directors, and 5% stockholders will continue to own after the proposed Offering, and (ii) that these stockholders will continue to have significant influence with respect to key corporate transactions, including any potential change of control of the Company.

Risk Factors, page 14

10.	Please revise the sentence in the introductory paragraph to eliminate the disclaimer regarding omission of risks of which you are not currently aware or believe are immaterial. We will not object if you state that this section includes risks you consider material of which you are currently aware.

In response to the Staff’s comment, we have deleted the disclaimer on page 14 of the Registration Statement regarding the omission of risks of which the Company is not currently aware or which the Company believes are immaterial.

Because we depend on a limited number of manufacturers to build the appliances..., page 27

11.	We note your disclosure that you are in the process of transitioning all of your manufacturing to a different third-party manufacturer. Please tell us, with a view toward disclosure, whether

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

this transition is related to your disclosure on page 23 that, in the past, you have “expended time and resources addressing certain manufacturing defects that negatively impacted the ability of certain appliances used in [y]our platform to withstand normal transit.”

We supplementally advise the Staff that the Company is transitioning the manufacturing of the appliances used in its platform from AMAX Information Technologies (“AMAX”) to Flextronics Telecom Systems, Ltd. (“Flextronics”). The Company’s reason for this transition is not due to the prior manufacturing defects that negatively impacted the ability of certain appliances to withstand normal transit. Instead, the Company is transitioning the manufacturing of its appliances to Flextronics because it believes that Flextronics, as one of the world’s leading contract manufacturers, will be better able to ensure quality while scaling the manufacturing of the Company’s appliances in response to any increase in demand.

12.	Tell us what consideration you have given to identifying your current third-party manufacturer or the manufacturer to which you are transitioning. We note that you intend to file the Flextronics Design and Manufacturing Services Agreement dated September 28, 2012 in a future amendment but it is unclear whether this is an agreement with one of the two manufacturers you reference in this risk factor. Finally, tell us what consideration you have given to providing a material description of your agreements with your third-party manufacturers in the Business section of the prospectus, including but not limited to, any minimum purchase commitments, and term and termination provisions of the agreements.

As noted in the Company’s response to the Staff’s comment no. 11 above, we supplementally advise the Staff that the Company’s current contract manufacturer is AMAX, and the Company is in the process of transitioning the manufacturing of its appliances to Flextronics. The Company previously filed its agreement with AMAX and is filing its agreement with Flextronics with the revised draft of the Registration Statement. In response to the Staff’s comment, we have revised page 109 of the Registration Statement to identify the names of both contract manufacturers and provide a material description of the Company’s agreements with each of them.

Market and Industry Data, page 45

13.	You state that the investors should not construe “as statements of fact” the data and information by Gartner that appears to suggest that investors should not rely on this information. To the extent that you have included estimates and quantitative data by Gartner to support your statements regarding the industry, business, and potential market, investors should be able to rely on this information. Please revise.

In response to the Staff’s comment, we have revised the disclosure on page 45 of the Registration Statement to delete the statement that investors should not construe “as statements of fact” the data and information by Gartner.

Use of Proceeds, page 46

14.	To the extent known, expand your disclosure regarding the use of proceeds to discuss the amounts that you may use for the expansion of workforce, product development, and the acquisition or investment in technologies, solutions or businesses. This section does not require disclosure of definitive plans and it is acceptable to discuss preliminary plans.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

We respectfully advise the Staff that the Company has no specific or preliminary plans for the proceeds from the proposed Offering other than the uses disclosed in the Use of Proceeds section on page 46 of the Registration Statement. The Company notes the Staff’s comment and will further revise the disclosure in the Registration Statement should more specific determinations be made prior to the completion of the proposed Offering with respect to the use of proceeds.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 54

15.	Please revise your overview section to provide a balanced, executive-level discussion that identifies the most important themes or other significant matters with which management is concerned in evaluating the company’s financial condition and operating results. This should include known trends, demands, commitments, events and uncertainties. This disclosure should provide material historical and prospective textural disclosure enabling investors to assess the financial condition and results of your operations, with particular emphasis on your prospects for the future. See Item 303(a) of Regulation S-K and SEC Release No. 33-8350. For example, consider expanding your discussion to address why you “do not expect to be profitable for the foreseeable future.” As a further example, discuss the extent to which you are reliant on the sales of your Web MPS and the plans to focus on your marketing and sales efforts for Web MPS, Email MPS and File MPS as well as your DTI cloud subscription and support and maintenance services. In this regard, we note your risk factor disclosure on page 20 that a significant amount of your revenue is generated by sales of your Web MPS.

In response to the Staff’s comment, we have revised the disclosure on pages 54 and 55 to include a more balanced, executive-level discussion of the significant matters with which the Company’s management is concerned. In addition, we respectfully advise the Staff that the Company’s disclosure in the Registration Statement under the heading “Factors Affecting our Performance” identifies the most important themes or other significant matters with which management is concerned in evaluating the Company’s financial condition and operating results, and we have cross referenced that disclosure on page 55 of the Registration Statement in response to the Staff’s comment.

In addition, we supplementally advise the Staff that the Company has deleted the risk factor referred to in the Staff’s comment. The Company offers its MPS portfolio as a complete solution to protect the various entry points of a customer’s network from advanced cyber attacks. Because the typical customer’s network has more Web entry points to protect than email and file entry points, customers purchasing the Company’s MPS portfolio generally purchase more Web MPS appliances than Email MPS or File MPS appliances. As a result, while Web MPS accounts for the largest portion of the Company’s MPS product revenue, the issues described in the risk factor are not specific to Web MPS.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

Results of Operations, page 51

16.	We note several instances in which your discussion of the results of operations does not quantify sources of material changes. For example, you disclose on page 61 that the increase in product revenue for the year ended December 31, 2012 was driven by higher product sales volume across all of your product lines from sales to new and existing customers and the impact of 12 months of Email MPS product revenue. Where a material change is attributed to two or more factors, the contribution of each identified factor should be described in quantified terms. Further, it is unclear the extent to which revenues were derived from existing versus new customers for both product revenue and subscription and services revenue. In this respect, we note your disclosure elsewhere in the prospectus that your renewal rate for 2011 and 2012 was over 90%. See Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835. Please revise your disclosures accordingly.

In response to the Staff’s comment, we have revised the disclosure on pages 61, 62, 64 and 65 of the Registration Statement to describe the sources of the increases in the Company’s revenue, in particular increases in the Company’s customer count during these periods. We have also included a more detailed discussion regarding the increase in the Company’s deferred revenue and the impact that the amortization of the Company’s deferred revenue had on the increases to the Company’s revenue during these periods, in particular revenue from sales of subscriptions and services.

We respectfully advise the Staff that, while we have revised the Registration Statement to discuss new and follow-on purchases of the Company’s product as contributors to the increase in the Company’s revenue, we did not quantify revenue growth from new versus existing customers. The buying patterns of the Company’s customers vary significantly, with some customers making a very small initial purchase, followed by a very large future purchase, while other customers make very large initial purchases, followed by much smaller future purchases, and the buying patterns of other customers range in between these extremes. In addition, the period of time between a customer’s initial purchase and follow-on purchase varies significantly, ranging from a few months to a few years. While the growth in the Company’s installed customer base is useful information to understand the Company’s overall growth, we respectfully advise the Staff that quantifying the amount of initial purchases and follow-on purchases would result in volume trends in these categories that vary for reasons that are not related to trends in the Company’s business.

Key Business Metrics, page 55

17.	We note that you consider deferred revenue to be one of your key metrics. Please expand your discussion here to further clarify that this metric includes amounts billed for services to be provided for multiple years and provide a breakdown between current and noncurrent deferred revenue.

In response to the Staff’s comment, we have revised the disclosure on page 56 of the Registration Statement to further describe the Company’s deferred revenue, including a breakdown between current and noncurrent deferred revenue.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

Liquidity and Capital Resources, page 66

18.	We note your disclosure elsewhere in the filing that you have a total outstanding debt of $12.1 million as of December 31, 2012, of which $1.2 million is due within 12 months. Please disclose the terms of the outstanding debt, including the amounts due under the bank facility, in this section or provide a cross-reference to the discussion of the debt in Note 6 of the financial statements.

In response to the Staff’s comment, we have revised the disclosure on page 72 of the Registration Statement to include a description of the material terms of the Company’s outstanding debt, including the amounts due under the bank facility as of March 31, 2013.

Concentration, page 69

19.	Please tell us whether Amax Information Technologies is the reseller that accounted for approximately 10% of your revenues for the year ended December 31, 2012. We note that you have filed the agreement with Amax as Exhibit 10.17 to this registration statement. Tell us what consideration you have given to providing a description of the terms and conditions of the agreement with Amax or any other reseller from whom you generate a material amount of revenues in the Business section of the prospectus.

We supplementally advise the Staff that Accuvant, Inc. (“Accuvant”), not AMAX, is the reseller that accounted for approximately 10% of the Company’s revenue for the year ended December 31, 2012. Accuvant was the only reseller that accounted for 10% or more of the Company’s revenue for the year ended December 31, 2012. We respectfully advise the Staff that we do not believe it is necessary to file the Company’s agreement with Accuvant as an exhibit to the Registration Statement or provide a description of the terms and conditions of such agreement in the prospectus because the agreement was made in the ordinary course of business and the Company’s business is not “substantially dependent” on such agreement, nor would the termination of such agreement result in a material adverse effect on the Company. The agreement with Accuvant is non-exclusive and does not provide for minimum purchase commitments by Accuvant. Moreover, the Company believes that, even if its relationship with Accuvant were terminated, the Company would be able to effectively sell its products through other resellers without a material disruption to the Company’s business, and customers and potential customers who currently purchase or would purchase the Company’s products through Accuvant would then purchase from other resellers or directly from the Company.

Critical Accounting Policies and Estimates

Stock-Based Compensation, page 70

20.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement.

We acknowledge the Staff’s comment and advise the Staff that, once the Company’s proposed IPO price range is available, we will revise the Registration Statement to disclose the intrinsic value of all of the Company’s outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the Registration Statement.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

21.	When your estimated IPO price is available, please revise to disclose the significant factors contributing to the difference between the IPO price and the fair value determined as of the date of your last option grant. This reconciliation should describe significant intervening events within the company and changes in assumptions (e.g. illiquidity, minority, or lack of marketability discounts), weighting, and selection of valuation methodologies, if any. Tell us when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

We acknowledge the Staff’s comment and advise the Staff that, once the Company’s proposed IPO price range is available, we will revise the Registration Statement to disclose the significant factors contributing to any difference between the IPO price range and the fair value of the Company’s common stock determined as of the date of the Company’s last option grant.

In addition, we supplementally advise the Staff that the Company first held formal discussions with the underwriters for the purpose of engaging them for the proposed Offering on April 16, 2013, when the Company received presentations from representatives from various investment banks, including the underwriters that were ultimately retained. While each of the underwriters provided the Company with (i) an analysis of the Company’s business; (ii) how such underwriter would position the Company for the proposed Offering; and (iii) such underwriter’s valuation approach and analyses of comparable companies, none of the underwriters provided the Company with a valuation of the Company, nor has any underwriter provided the Company with a valuation since such date. We will advise the Staff of the Company’s proposed IPO price range when it is available, including the date on which the underwriters first communicated to the Company the IPO price range and amount of the Company’s common stock to be offered in the proposed Offering.

22.	Please clarify whether the same set of peer group companies are used in all the relevant valuation estimates, including stock options, warrants, common stock or inputs to valuations such as weighted average cost of capital and volatility assumptions.

In response to the Staff’s comment, we have revised the disclosure on page 77 of the Registration Statement to clarify that the same set of peer group companies were used in all the relevant valuation estimates.

Business

Overview, page 83

23.	Please provide additional context regarding the “prospective customer evaluations” that you reference on page 83 and explain whether these were conducted in connection with this offering. Explain the number of prospective customer evaluations that were conducted, the nature of the evaluations, who participated in the evaluations, who conducted them and the time frame in which they were conducted.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

In response to the Staff’s comment, we have revised the disclosure on page 91 of the Registration Statement to clarify that the “prospective customer evaluations” refer to ordinary course evaluations of the Company’s products by prospective customers. We supplementally advise the Staff that the Company has confirmed that none of the evaluations were conducted in contemplation of, or in connection with, the proposed Offering. Before purchasing the Company’s products, many of the Company’s prospective customers use the Company’s products for a short-term period for evaluation purposes. To date, the Company has conducted over 1,000 of these evaluations across many countries and with companies of all sizes. In the evaluations, the Company’s products are deployed within the prospective customer’s network, typically for a period ranging from one week to several months. In general, prospective customers conduct the evaluations with the help of the Company’s system engineers and members of its security research team. The evaluations have been part of the Company’s ordinary course business practices for the past two years.

Backlog, page 99

24.	We note your disclosure that you do not believe that your product backlog at any particular time is meaningful because it is not necessarily indicative of future revenue. If you believe that the dollar amount of the backlog orders are not material to an understanding of the company’s business as a whole, explain the basis on which you conclude that the backlog levels in the prior two years, as well as the level in the most recent period were not material. Provide quantitative information in this respect. See Item 101(c)(1)(viii) of Regulation S-K.

We supplementally advise the Staff that because the Company’s customers generally order products on an as-needed basis, only a small percentage of product sales anticipated by the Company in a given fiscal period have not shipped during such period. As a result, the Company does not treat backlog as a key business driver, and it has estimated backlog to be zero in its fiscal operating plans for the last three fiscal years. Given that the Company does not treat backlog as a key business driver for planning purposes, the Company does not believe that its product backlog at any particular time is meaningful to the Company’s business taken as a whole and respectfully advises the Staff that the disclosure of backlog amounts is not required under Item 101(c)(1)(viii) of Regulation S-K.

In addition, we supplementally advise the Staff that revenue associated with customer orders that had not been shipped at the end of each of the last two fiscal years and the three months ended March 31, 2013 was less than 10% of the Company’s total revenue as of each applicable date.

Intellectual Property, page 101

25.	Please disclose the duration of the five U.S. patents that the company possesses. See Item 101(c)(1)(iv) of Regulation S-K.

In response to the Staff’s comment, we have revised the disclosure on page 110 of the Registration Statement to disclose the duration of the five U.S. patents that the Company possesses.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

Management

Committees of the Board of Directors

Compensation Committee, page 108

26.	Please explain whether a chairman has been appointed for the Compensation Committee.

In response to the Staff’s comment, we have revised the disclosure on page 117 of the Registration Statement to disclose the fact that the Company has not appointed a chairman for the Compensation Committee.

Director Compensation, page 109

27.	Please disclose the company’s policies for the compensation of the directors and discuss why three of the eight directors received compensation for their service on the board of directors.

We supplementally advise the Staff that the Company has not yet adopted any formal policies for the compensation of its directors. Historically, no member of management has received equity awards for director service (other than Mr. DeWalt, who received equity awards as a director prior to becoming a member of management), and each of the non-management directors has received one or more equity awards, except for Promod Haque and William M. Coughran Jr., who are both affiliated with venture capital funds that are the two largest stockholders of the Company. Robert F. Lentz received equity awards (which awards remain subject to vesting) for director service, but such awards are not listed in the Director Compensation Table because they were granted to him in 2010. Enrique Salem received equity awards (which awards remain subject to vesting) for director service, but they are not listed in the Director Compensation Table because he joined the Company’s Board of Directors and received his equity awards in 2013. We anticipate that the Company will adopt a formal written policy for the compensation of non-management directors, and in the event that this occurs before the completion of the proposed Offering, we will disclose such policy in a subsequent amendment to the Registration statement.

Executive Compensation

Bonus and Non-Equity Incentive Plan Compensation, page 112

28.	Please expand your discussion of the discretionary bonuses given to your named executive officers to clarify the “certain financial targets” that were achieved. In addition, provide a description of how sales commissions were calculated for Jeffrey Williams under his individual sales commission plan.

In response to the Staff’s comment, we have revised the disclosure on page 121 of the Registration Statement to clarify the “certain financial targets” that were achieved and to provide a description of how sales commissions were calculated for Jeffrey Williams under his individual sales commission plan.

Certain Relationships and Related Party Transactions, page 127

29.	We note that three of your directors was or is affiliated with two of significant shareholders, Sequoia Capital and Norwest Venture Partners. Please clarify whether you have an agreement with these principal shareholders to have representation on the board.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

In response to the Staff’s comment, we have revised the disclosure on pages 138 and 139 of the Registration Statement to describe the terms of a voting agreement among the Company and certain of the Company’s stockholders, pursuant to which certain directors have been designated for election to the Company’s Board of Directors, including directors affiliated with Sequoia Capital and Norwest Venture Partners. We respectfully advise the Staff that the Company does not believe the voting agreement is material to investors because such agreement will terminate by its terms upon the completion of the proposed Offering.

Policies and Procedures for Related Party Transactions, page 130

30.	We note that the audit committee is responsible for reviewing related party transactions but it is unclear how the audit committee evaluates these transactions. Describe the policies and procedures for the review, approval, or ratification of any transaction required to be reported pursuant to Item 404 of Regulation S-K. Disclose whether such policies and procedures are in writing and, if not, how they are evidenced.

In response to the Staff’s comment, we have updated the disclosure on pages 139 and 140 of the Registration Statement to further describe the Company’s procedures for the review, approval, or ratification of any transactions required to be reported pursuant to Item 404 of Regulation S-K and to clarify that the Audit Committee intends to adopt a formal written policy governing such matters prior to the completion of the Offering.

Notes to Consolidated Financial Statements

Note 1. Description of Business and Summary of Significant Accounting Policies

Preferred Stock Warrant Liability, page F-10

31.	We note that you account for the preferred stock warrants as a liability because the conversion feature of the underlying shares of preferred stock provide the warrants with “down-round protection.” Please tell us whether there are any terms specific to the warrant agreements that you have also considered in determining the classification for such warrants and explain further how you considered the terms of the underlying preferred stock in evaluating the warrants. Please provide the specific accounting guidance you considered in your accounting for such warrants. Lastly, please file the warrant agreements as exhibits.

We supplementally advise the Staff that, in determining that the preferred stock warrants should be accounted for as a liability, the Company considered the following warrant terms:

•

the exercise provisions and conversion rights in the warrant agreements, which allow the holders of the warrants to either physically settle via cash payment or net settle via converting the warrants into a number of shares of preferred stock determined by dividing (i) the aggregate fair market value of the shares issuable upon exercise of the warrant minus the aggregate warrant price by (ii) the fair market value of one share of the underlying preferred stock; and

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

•

anti-dilution adjustments for certain dilutive issuances as set forth in the Company’s Certificate of Incorporation treating the shares of non-redeemable preferred stock underlying the warrants as if such shares were issued and outstanding on and as of the date of any such required adjustment.

In evaluating whether these warrants should be accounted for as a liability or as equity, the Company first considered that the warrants do not meet the conditions to be classified as a liability under Financial Accounting Standards Board Accounting Standards Codification (ASC) 480-10 because the underlying shares of preferred stock are non-redeemable, and as such, these instruments would not require the issuer to settle the obligation by transferring assets. The Company then considered whether the warrants are derivative instruments. ASC 815-10-15-83 defines a derivative instrument as a financial instrument or other contract with all of the following characteristics:

a.	Underlying, notional amount, payment provision. The contract has both of the following terms, which determine the amount of the settlement or settlements, and, in some cases, whether or not a settlement is required:

1.	One or more underlyings; and

2.	One or more notional amounts or payment provisions, or both.

b.	Initial net investment. The contract requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors.

c.	Net settlement. The contract can be settled net by any of the following means:

1.	Its terms implicitly or explicitly require or permit net settlement;

2.	It can readily be settled net by a means outside the contract; or

3.	It provides for delivery of an asset that puts the recipient in a position not substantially different from net settlement.

The warrants have an underlying (the share price of the shares of preferred stock issuable upon exercise of the warrants), a notional amount (the number of shares of preferred stock underlying the warrants), and an initial net investment of $0, which is smaller than would be required for other types of contracts, as they were issued contemporaneously with the Company’s loan arrangements. Further, the warrants can be physically settled or net share settled at the warrant holder’s option based on the exercise provisions and the conversion rights described above. Per ASC 815-10-15-102, the net settlement criterion as described in paragraph 815-10-15-83(c) above is met if a contract provides for net share settlement at the election of either party. Based on the guidance and considerations set forth above, the Company has concluded that the warrants have the characteristics of a derivative instrument.

The Company then considered ASC 815-10-15-74(a), which covers all derivative instruments issued or held by a reporting entity that are both (i) indexed to the Company’s own stock and (ii) classified in stockholders’ equity in the Company’s statement of financial position. The warrants should be analyzed under ASC 815-40-15 to determine if the warrants are indexed to the entity’s stock and under ASC 815-40-25 to determine if the warrants can be classified within the entity’s stockholders’ equity in its statement of financial position.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

ASC 815-40-15-7 states:

An entity shall evaluate whether an equity-linked financial instrument (or embedded feature), as discussed in paragraphs 815-40-15-5 through 15-8 is considered indexed to its own stock within the meaning of this Subtopic and paragraph 815-10-15-74(a) using the following two-step approach:

a.	Evaluate the instrument’s contingent exercise provisions, if any.

b.	Evaluate the instrument’s settlement provisions.

ASC 815-40-20 defines an “exercise contingency” as follows:

A provision that entitles the entity (or the counterparty) to exercise an equity-linked financial instrument (or embedded feature) based on changes in an underlying, including the occurrence (or nonoccurrence) of a specified event. Provisions that accelerate the timing of the entity’s (or the counterparty’s) ability to exercise an instrument and provisions that extend the length of time that an instrument is exercisable are examples of exercise contingencies.

The warrant agreements do not contain any provisions that would meet the definition of an exercise contingency, and as such, the Company must consider the settlement provisions pursuant to step (b) of ASC 815-40-15-7, as discussed above.

To evaluate the warrants’ settlement provision, we considered ASC 815-40-15-7C to determine whether the settlement amount will equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or a fixed amount of a debt instrument issued by the entity (i.e. a fixed-for-fixed instrument). The Company determined that the warrants are not “fixed-for-fixed” instruments because the underlying shares of preferred stock provide the warrants with anti-dilution provisions which require the Company to lower the exercise price of the warrants upon any future down-round financing.

Consistent with ASC 815-40-15-7F, ASC 815-40-55-33 and 815-40-55-34, an adjustment for diluting issuances is not an input to the fair value of a fixed-for-fixed option on equity shares. The example in ASC 815-40-55-33 and 34 states:

Entity A issues warrants that permit the holder to buy 100 shares of its common stock for $10 per share. The warrants have 10-year terms and are exercisable at any time. However, the terms of the warrants specify both of the following:

a.	If the entity sells shares of its common stock for an amount less than $10 per share, the strike price of the warrants is reduced to equal the issuance price of those shares.

b.	If the entity issues an equity-linked financial instrument with a strike price below $10 per share, the strike price of the warrants is reduced to equal the strike price of the newly issued equity-linked financial instrument.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

The warrants are not considered indexed to Entity A’s own stock based on the following evaluation:

a.	Step 1. The instruments do not contain an exercise contingency. Proceed to Step 2.

b.	Step 2. The settlement amount would not equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed strike price. The strike price would be adjusted if Entity A sells shares of its common stock for an amount less than $10 per share or if Entity A issues an equity-linked financial instrument with a strike price below $10 per share. Consequently, the settlement amount of the warrants can be affected by future equity offerings undertaken by Entity A at the then-current market price of the related shares or by the contractual terms of other equity-linked financial instruments issued in a subsequent period. The occurrence of a sale of common stock by the entity at market is not an input to the fair value of a fixed-for-fixed option on equity shares. Similarly, the occurrence of a sale of an equity-linked financial instrument is not an input to the fair value of a fixed-for-fixed option on equity shares, if the transaction was priced at market.

Based on consideration of the factors above, the Company determined that the warrants would not be indexed to the Company’s stock and would not meet the scope exception in ASC 815-10-15-74(a). Therefore, the Company has accounted for these warrants as liability awards and recorded them at fair value.

In response to the Staff’s comment, we have filed the warrant agreements as exhibits to the Registration Statement.

32.	Your disclosures on page F-10 indicate that the warrants are considered indexed to the company’s own stock and are accounted for as a derivative. Considering you have classified the warrants as a liability due to the down-round provisions, it would appear that you have concluded the warrants are not considered indexed to the company’s own stock. Please clarify or revise your disclosures accordingly.

In response to the Staff’s comment, we have revised the Registration Statement to delete the reference to the warrants being indexed to the Company’s stock.

Revenue Recognition, page F-10

33.	You disclose that the Email MPS and File MPS product revenue is recognized ratably over the longer of the contractual term of the subscription services or the estimated period the customer is expected to benefit from the product. Since you state that the products are inoperable without the subscription service, please explain further to us how the customer would benefit from the products after the subscription has expired. If you are factoring subscription renewals into your analysis, please tell us what historical evidence you have to support recognizing revenue beyond the initial subscription term.

[***]

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

34.	We note that when a customer purchases your MPS appliances, they are also required to purchase a subscription to your DTI cloud services. Please tell us how you considered the guidance in ASC 605-25-25-5 in determining that your Web MPS appliance products have stand-alone value and explain further how the Web MPS product line differs from your Email and File MPS products, which you determined do not have stand-alone value.

We supplementally advise the Staff that, in considering the guidance in ASC 605-25-25-5 to determine whether the Company’s Web MPS and File MPS products have stand-alone value, the Company considered that these products are fully operable without the associated subscription services. The subscription services enable future updates of the malware definition files to be delivered to the appliance via the Company’s DTI cloud. As such, although the Company requires its customers to purchase subscription services with their initial purchase of the Company’s Web MPS and File MPS products, subscriptions are not necessary for the customer to derive value from such products. In the event the customer does not renew the subscription services after the initial term, the customer will still have the most current malware content at the time the subscription lapses. Therefore, the Company has concluded that the Web MPS and File MPS products have value to the customer on a stand-alone basis. In addition, as the Company’s arrangements do not include a general right of return, the Web MPS and File MPS products are considered a separate unit of accounting in accordance with ASC 605-25-25-5.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

The Web MPS and File MPS products differ from the Email MPS product in that the Email MPS product requires the subscription services to function properly. In the event the customer does not renew the subscription services after the initial term, the appliance will cease to function properly. Therefore, the customer cannot derive value from the Email MPS product on its own. As such, the Company has concluded that the Email MPS product does not have standalone value and should not be considered a separate unit of accounting based on the guidance from ASC 605-25-25-5.

35.	You disclose that you seek to establish VSOE of selling price using the prices charged for subscription and support and maintenance services based on the renewal rates and discounts offered to partners. Please explain further for us how you establish VSOE using these renewal rates. In this regard, tell us whether the renewal rates are stated in the contracts and if so, tell us what percentage of your customers actually renew at such rates and how you consider the length of time the service is provided when establishing VSOE. Also, explain further the discounts your offer and how they factor in your analysis.

We supplementally advise the Staff that the Company has concluded that VSOE of selling price has not yet been established for subscription and support and maintenance services. As such, the Company has established fair value for its subscription and support and maintenance services based on the best estimate of selling price using historical transaction pricing. We have revised the disclosure on page F-12 of the Registration Statement to indicate that the Company has established fair value based on the best estimated selling price (BESP) for all elements in its arrangements.

36.	We note that you establish BESP primarily based on historical transaction pricing whereby you evaluate whether a majority of the prices charged for a product, as represented by a percentage of the list price, fall within a reasonable range. Please tell us for which elements in your arrangements you typically establish fair value based on BESP and for which you use VSOE. Also, further explain how you evaluate historical pricing for products in determining BESP and tell us what you consider to be a reasonable range in your analysis.

We supplementally advise the Staff that the Company is not able to establish VSOE with respect to any of its offerings, products or services. The Company has established fair value for all offerings based on the BESP using historical transaction pricing.

The Company’s historical transaction pricing for all offerings is based on discount off of the list price, and the Company updates the pricing used to calculate BESP on a quarterly basis. The Company calculates BESP using the selling price as a percentage of list price, and it uses a range that is plus or minus 15% from the median percentage that yields the highest concentration of transactions to determine BESP. The Company then uses the median percentage within that range as the BESP to calculate the relative selling price of the deliverables for purposes of allocating the arrangement consideration.

37.	You disclose that you limit the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting any of specified performance conditions. Please describe for us the typical arrangements where this is applied, the elements included and which of those are undelivered. Also tell us how revenue is determined for the delivered elements in these arrangements, such as by VSOE or BESP, and how frequently it is then adjusted to an amount that is not contingent upon the future delivery of additional products or services.

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

We supplementally advise the Staff that the most common arrangement in which the Company limits the amount of revenue recognized for a delivered element to an amount not contingent upon future delivery of additional products or services or meeting any specified performance conditions is a multiple-element arrangement with contractual values for subscription and services that are higher than their relative selling prices based on the Company’s allocation of the arrangement consideration using BESP. Such arrangements include delivered elements, which are the Company’s product deliverables, and undelivered elements, which are the Company’s subscription and services deliverables.

In these types of arrangements, the Company first determines revenue for the delivered and undelivered elements by allocating the arrangement consideration based on the relative selling price of the deliverables determined using BESP. The Company then adjusts the amount allocated to the delivered elements to limit such amount to the amount of consideration that it is legally entitled to and that are not contingent upon the delivery of subscription and services. Such adjustment was required in approximately 40% of the Company’s transactions in 2012.

Recent Sales of Unregistered Securities, page II-3

38.	Please disclose the specific exemption you relied upon in issuing the shares of common stock without registration under the Securities Act of 1933 as consideration for the acquisition of an entity on December 20, 2012 and the acquisition of certain assets of another entity on December 14, 2012. Briefly describe the facts upon which you relied in applying the exemption.

In response to the Staff’s comment, we have revised the Registration Statement to disclose the specific exemption and the underlying facts that the Company relied upon in issuing the shares of common stock in connection with the acquisition of an entity on December 20, 2012 and the acquisition of certain assets of another entity on December 14, 2012.

* * * *

CONFIDENTIAL TREATMENT REQUESTED

BY FIREEYE, INC.: FEYE-0001

Securities and Exchange Commission

June 27, 2013

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 493-9300 or javina@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Jon C. Avina
Jon C. Avina

cc:	David G. DeWalt, FireEye, Inc.
Michael J. Sheridan, FireEye, Inc.
Alexa King, FireEye, Inc.
Aaron J. Alter, Wilson Sonsini Goodrich & Rosati, P.C.
Eric C. Jensen, Cooley LLP
David Peinsipp, Cooley LLP